Cover	Aug. 03, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this "Amended 8-K") is being filed solely for the purpose of amending and restating Item 9.01(d) of the Current Report on Form 8-K filed by Silvergate Capital Corporation on August 4, 2021 (the "Original 8-K") to include correct hyperlinks for Exhibits 5.1 and 23.1, which linked to incorrect documents in the Original 8-K. The correct hyperlinks for Exhibits 5.1 and 23.1 are included herein under Item 9.01(d). Except as specifically stated herein, the Original 8-K remains unchanged. In accordance with Rule 12b-15 of the Securities Exchange Act of 1934, as amended, the complete text of Item 9.01(d) of the Original 8-K, as amended by this Amended 8-K, is set forth below.
Document Period End Date	Aug. 03, 2021
Entity File Number	001-39123
Entity Registrant Name	SILVERGATE CAPITAL CORPORATION
Entity Central Index Key	0001312109
Entity Tax Identification Number	33-0227337
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	4250 Executive Square
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	362-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	SI
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true